Organization (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Company's Subsidiaries and VIE
As of December 31, 2020, the Company’s subsidiaries and VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIE
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automotive transaction facilitation and aftermarket service facilitation.

Consolidated VIE [Member]
Condensed Balance Sheets	The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Cash and cash equivalents	1,781,925,125	1,003,740,459	153,829,955
Other current assets	2,364,681,520	3,194,408,176	489,564,471

Total current assets	4,146,606,645	4,198,148,635	643,394,426

Finance lease receivables—non-current	1,448,958,373	1,454,499,864	222,911,857
Other non-current assets	1,469,144,834	1,754,832,407	268,939,831

Total non-current assets	2,918,103,207	3,209,332,271	491,851,688

Total assets	7,064,709,852	7,407,480,906	1,135,246,114

Short-term debts	1,439,749,760	355,816,940	54,531,332
Other current liabilities	1,468,827,161	2,088,849,541	320,130,199

Total current liabilities	2,908,576,921	2,444,666,481	374,661,531

Long-term debts	301,667,717	977,791,191	149,853,056
Other non-current liabilities	34,126,296	17,394,154	2,665,771

Total non-current liabilities	335,794,013	995,185,345	152,518,827

Total liabilities	3,244,370,934	3,439,851,826	527,180,358

Condensed Statements of Comprehensive Income
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	1,091,431,610	1,440,068,825	2,052,431,752	314,548,928
Net income	298,973,421	353,558,726	399,366,632	61,205,614

Condensed Statements of Cash Flows
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	129,762,525	405,810,921	(626,884,394)	(96,074,237)
Net cash used in investing activities	(1,474,496,320)	(782,481,722)	(81,038,760)	(12,419,733)
Net cash provided by/ (used in) financing activities	2,253,082,674	1,004,220,135	(71,082,260)	(10,893,833)

Consolidated Trust, ABS's and ABN [Member]
Condensed Balance Sheets
The table sets forth the assets and liabilities of the consolidated Trusts, ABSs and ABN included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Finance lease receivables – current	556,315,579	605,746,128	92,834,656
Other current assets	88,136,131	224,309	34,377

Total current assets	644,451,710	605,970,437	92,869,033

Finance lease receivable – non-current	389,666,998	101,206,823	15,510,624
Total non-current assets	389,666,998	101,206,823	15,510,624

Total assets	1,034,118,708	707,177,260	108,379,657

Long-term debts—current	539,153,392	401,761,874	61,572,701
Other current liabilities	60,727,770	59,187	9,071

Total current liabilities	599,881,162	401,821,061	61,581,772

Long-term borrowings	79,884,342	—	—

Total non-current liabilities	79,884,342	—	—

Total liabilities	679,765,504	401,821,061	61,581,772